Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
DEPOSITS

NOTE 6 - DEPOSITS

The composition of the Bank’s deposits at December 31 follows:

	(Expressed in Thousands) 2012
	Demand
	Noninterest Bearing	Interest Bearing	Savings	Time
Individuals, partnerships and corporations (includes certified and official checks)	$32,614	$42,866	$90,252	$67,254
United States Government	-	-	-	-
States and political subdivisions	646	5,558	3,546	2,969
Commercial banks and other depository institutions	162	-	105	490

Total	$33,422	$48,424	$93,903	$70,713

	(Expressed in Thousands) 2011
	Demand
	Noninterest Bearing	Interest Bearing	Savings	Time
Individuals, partnerships and corporations (includes certified and official checks)	$31,319	$41,702	$80,857	$70,125
United States Government	1	-	-	-
States and political subdivisions	540	6,189	4,723	3,176
Commercial banks and other depository institutions	55	-	-	490

Total	$31,915	$47,891	$85,580	$73,791

Time deposits include certificates of deposit issued in denominations of $100,000 or more which amounted to $22,720,000 and $22,040,000 at December 31, 2012 and 2011, respectively. Interest expense on certificates of deposit of $100,000 or more was $341,000, $438,000 and $576,000 at December 31, 2012, 2011, and 2010, respectively.

The following table sets forth the remaining maturity of time certificates of deposits of $100,000 or more at December 31, 2012.

Due in 3 months or less	$5,008,000
Due in over three through six months	3,356,000
Due in over six through twelve months	3,039,000
Due in over twelve months	11,317,000

Total	$22,720,000

A maturity distribution of time certificates of deposit at December 31, 2012, follows:

Due in 2013	$37,271,000
Due in 2014	13,279,000
Due in 2015	8,040,000
Due in 2016	6,262,000
Due in 2017	5,660,000
Due in 2018 and thereafter	201,000

Total	$ 70,713,000